INCOME TAXES - Reconciliation of unrecognized tax benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Unrecognized tax benefits balance, beginning of year	$ 12,035	$ 10,143
Decreases for tax positions of prior years	(1,183)	(416)
Increases for tax positions of current year	1,898	1,727
Foreign currency impact	447	581
Unrecognized tax benefits balance, end of year	13,197	12,035
Maximum possible decrease in unrecognized tax benefits	2,800	400
Interest and penalties	100	$ 100
Carryforwards of Canadian capital loss	280,000
Other losses and deductible temporary differences in various tax jurisdictions	$ 32,900